Operations of Subsidiary Adexus S.A. Reclassified as Discontinuing Operations	12 Months Ended
Dec. 31, 2021
Disclosure of discontinued operations [Abstract]
OPERATIONS OF SUBSIDIARY ADEXUS S.A. RECLASSIFIED AS DISCONTINUING OPERATIONS
36	OPERATIONS OF SUBSIDIARY ADEXUS S.A. RECLASSIFIED AS DISCONTINUING OPERATIONS

On November 19, 2019, Adexus filed a petition for bankruptcy reorganization under Chilean Law 20,720 before the Chilean courts. As a result, the Company impaired the total investment in that subsidiary at the end of 2019. On January 9, 2020, the Company reported that the meeting of creditors of Adexus approved with the favorable vote of more than 80% of the pledgees and 85% of the secured creditors, respectively, the judicial reorganization agreement proposed by Adexus under the reorganization proceeding.

On December 27, 2021, the Company entered into a purchase and sale agreement for its entire interest (representing 100%) in Adexus S.A. (hereinafter “Adexus”). The sale price was agreed at US$1. On January 5, 2022, the Judicial Court in this case approved the modification of the Judicial Reorganization Agreement filed by Adexus, which allows the transfer of Adexus shares.

The financial result and cash flow information of the discontinued operation related to Adexus S.A. is presented below:

	2019	2020	2021

Revenues	252,857	167,624	162,967
Operating costs	(244,183)	(157,268)	(157,299)
Gross profit	8,674	10,356	5,668

Administrative expenses	(34,744)	(18,896)	(21,698)
Other (expenses) income, net	(12,740)	(1,664)	20
Operating loss	(38,810)	(10,204)	(16,010)

Financial expenses	(24,359)	(10,588)	(15,847)
Financial income	2,625	104	121
Loss before income tax	(60,544)	(20,688)	(31,736)
Income tax	16,585	3,764	4,962
Loss from discontinued operations	(43,959)	(16,924)	(26,774)
Net effect in consolidated	(43,959)	(16,924)	(26,774)

Cash flows relating to the discontinued operations are as follows:

Operating cash flows	437	27,894	786
Investing cash flows	-	(3,301)	(3,573)
Financing cash flows	(1,250)	(21,016)	8,449
Net increase generated in subsidiary	(813)	3,577	5,662